Net Interest Income - Impact of Adoption of IFRS 9 on Interest Income And Expense (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Net Interest Income [Line Items]
Total interest income	[1]	€ 13,094	€ 22,086
Total interest expense	[1]	(6,234)	(15,375)
Net interest income	[1]	6,860	6,711
Valuation results and net trading income	[1]	€ 393	1,090
Reclassification of trading*assets and liabilities [member]
Net Interest Income [Line Items]
Total interest income			(8,558)
Total interest expense			8,488
Net interest income			(70)
Valuation results and net trading income			70
After change in accounting policy [member]
Net Interest Income [Line Items]
Total interest income			13,528
Total interest expense			(6,887)
Net interest income			6,641
Valuation results and net trading income			€ 1,160

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.